UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05822

MFS CHARTER INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2016

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

May 31, 2016

MFS® CHARTER INCOME TRUST

MCR-SEM

MANAGED DISTRIBUTION POLICY DISCLOSURE

The MFS Charter Income Trust’s (the fund) Board of Trustees adopted a managed distribution policy. The fund seeks to pay monthly distributions based on an annual rate of 8.00% of the fund’s average monthly net asset value. The goal of the managed distribution policy is to provide shareholders with consistent and predictable cash flows. Such distributions, under certain circumstances, may exceed the fund’s total return performance. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights. When total distributions exceed total return performance for the period, the difference reduces the fund’s total assets and net asset value per share and, therefore, could have the effect of increasing the fund’s expense ratio and reducing the amount of assets the fund has available for long term investment. In order to make these distributions, the fund may have to sell portfolio securities at less than opportune times. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders.

With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. The amounts and sources of distributions reported in the notice to shareholders are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes.

Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for information regarding the tax character of the fund’s distributions.

MFS® CHARTER INCOME TRUST

New York Stock Exchange Symbol: MCR

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

While economic growth remains subpar on a global basis, markets had largely recovered after a bout of volatility early this year only to be blindsided by the unexpected vote by the United Kingdom to leave the European Union. Central bank policy remains accommodative globally, with the U.S. Federal Reserve recently signaling it will move slowly in tightening monetary policy as the labor market cools and inflation remains in check. This suggests a continuation of the “lower for longer” interest rate environment.

Overcapacity in the manufacturing sector has been restraining prices and profits around the world. China continues to grapple with challenges posed by its attempt to shift from an investment-led, export-driven model to a consumer-driven economy, amplifying the global manufacturing glut. Emerging markets have been mixed of late, supported by firmer commodity prices but constrained by the prospect of tighter financial conditions in the wake of the Brexit vote.

At MFS®, we believe it is best to view markets through a long lens and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

July 18, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Yield Corporates	69.7%
Non-U.S. Government Bonds	21.1%
Investment Grade Corporates	15.1%
Emerging Markets Bonds	8.2%
Commercial Mortgage-Backed Securities	3.5%
U.S. Government Agencies	2.7%
Mortgage-Backed Securities	1.3%
Asset-Backed Securities	1.3%
Floating Rate Loans	1.2%
Collateralized Debt Obligations	0.6%
U.S. Treasury Securities	(14.0)%

Composition including fixed income credit quality (a)(i)
AAA	8.3%
AA	2.2%
A	9.1%
BBB	16.5%
BB	33.0%
B	31.8%
CCC	10.5%
CC	0.3%
C	0.1%
D	0.3%
U.S. Government	3.3%
Federal Agencies	4.0%
Not Rated	(8.7)%
Non-Fixed Income	0.8%
Cash & Cash Equivalents	(20.9)%
Other	9.4%

Portfolio facts (i)
Average Duration (d)	5.2
Average Effective Maturity (m)	7.3 yrs.

Issuer country weightings (i)(x)
United States	55.7%
Germany	8.8%
Canada	4.5%
United Kingdom	4.3%
Japan	4.1%
Italy	2.4%
Mexico	2.1%
Luxembourg	2.1%
Supranational	1.8%
Other Countries	14.2%

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.

From time to time Cash & Cash Equivalents may be negative due to borrowings for leverage transactions and/or timing of cash receipts.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of 5/31/16.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

Portfolio Manager	Primary Role	Since	Title and Five Year History
Richard Hawkins	Lead Portfolio Manager	2004	Investment Officer of MFS; employed in the investment management area of MFS since 1988.

William Adams	Below Investment Grade Debt Instruments Portfolio Manager	2011	Investment Officer of MFS; employed in the investment management area of MFS since 2009; Credit Analyst at MFS from 1997 to 2005.

Ward Brown	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 2005.

David Cole	Below Investment Grade Debt Instruments Portfolio Manager	2006	Investment Officer of MFS; employed in the investment management area of MFS since 2004.

Pilar Gomez-Bravo	Investment Grade Debt Instruments Portfolio Manager	2013	Investment Officer of MFS; employed in the investment management area of MFS since 2013; Managing Director of Imperial Capital from May 2012 to March 2013; Portfolio Manager and Head of Research of Negentropy Capital from June 2011 to April 2012.

Joshua Marston	Structured Securities Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 1999.

Robert Persons	Investment Grade Debt Instruments Portfolio Manager	2013	Investment Officer of MFS; employed in the investment management area of MFS since 2000.

Matthew Ryan	Emerging Markets Debt Instruments Portfolio Manager	2004	Investment Officer of MFS; employed in the investment management area of MFS since 1997.

Robert Spector	Global Debt Instruments	2015	Investment Officer of MFS; employed in the investment Management area of MFS since 2011; Portfolio Manager and Chief Economist of McLean Budden from March 2005 to September 2011.

Erik Weisman	Sovereign Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 2002.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s concurrent liquidation.

The fund’s monthly distributions may include a return of capital to shareholders to the extent that the fund’s net investment income and net capital gains, determined in accordance with federal income tax regulations, are insufficient to meet the fund’s target annual distribution rate. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. It may also result in a recharacterization of what economically represents a return of capital to ordinary income in those situations where a fund has long term capital gains and a capital loss carryforward. Returns of shareholder capital have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

The fund’s target annual distribution rate is calculated based on an annual rate of 8.00% of the fund’s average monthly net asset value, not a fixed share price, and the fund’s dividend amount will fluctuate with changes in the fund’s average monthly net assets.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

5/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 117.1%
Issuer	Shares/Par		Value ($)
Aerospace - 1.3%
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/2021		$1,805,000	$1,899,763
Bombardier, Inc., 6.125%, 1/15/2023 (n)		1,260,000	1,079,669
Bombardier, Inc., 7.5%, 3/15/2025 (n)		560,000	492,800
CPI International, Inc., 8.75%, 2/15/2018		1,495,000	1,480,050
Lockheed Martin Corp., 3.55%, 1/15/2026		263,000	279,232
TransDigm, Inc., 6%, 7/15/2022		275,000	279,813
TransDigm, Inc., 6.5%, 7/15/2024		800,000	816,000

			$6,327,327
Airlines - 0.0%
Ryanair Ltd., 1.125%, 3/10/2023	EUR	175,000	$194,583

Asset-Backed & Securitized - 5.4%
Atrium CDO Corp., FRN, 1.42%, 11/16/2022 (z)		$1,894,766	$1,882,704
Banc of America Commercial Mortgage, Inc., FRN, 5.74%, 2/10/2051		1,009,169	1,037,775
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.033%, 12/28/2040 (z)		577,098	419,552
Chesapeake Funding II LLC, 2016-1A, “A2”, FRN, 1.584%, 3/15/2028 (n)		1,643,000	1,643,082
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 12/11/2049		1,605,000	1,626,620
Commercial Mortgage Pass-Through Certificates, FRN, 5.822%, 6/10/2046		22,384	22,366
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048		500,000	520,606
Crest Ltd., CDO, 7%, 1/28/2040 (a)(d)(p)		3,032,886	267,622
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 1.728%, 7/15/2025 (n)		722,000	714,144
Enterprise Fleet Financing LLC, 0.91%, 9/20/2018 (z)		1,333,957	1,333,477
First Union-Lehman Brothers Bank of America, FRN, 1.03%, 11/18/2035 (i)		3,249,693	47,401
Greenwich Capital Commercial Funding Corp., 5.475%, 3/10/2039		954,545	972,923
John Deere Owner Trust , “A2”, 1.15%, 10/15/2018		1,464,000	1,464,010
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.742%, 6/15/2049		156,312	158,453
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.937%, 2/15/2051		123,796	123,644

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.742%, 6/15/2049		$2,346,110	$2,389,520
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.742%, 6/15/2049		2,142,300	2,149,226
Mercedes-Benz Auto Lease Trust, 2015-B, “A2B”, 0.954%, 1/16/2018		1,420,485	1,421,131
Merrill Lynch Mortgage Trust, FRN, 5.831%, 6/12/2050		1,350,000	1,382,146
Morgan Stanley Capital I Trust, “AM”, FRN, 5.68%, 4/15/2049		2,137,000	2,124,915
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.948%, 2/15/2051		3,389,897	3,458,562
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048		768,632	791,556

			$25,951,435
Automotive - 2.5%
Accuride Corp., 9.5%, 8/01/2018		$1,735,000	$1,466,075
Delphi Automotive PLC, 1.5%, 3/10/2025	EUR	200,000	214,593
Delphi Automotive PLC, 4.25%, 1/15/2026		$313,000	332,784
Ferrari N.V., 1.5%, 3/16/2023	EUR	250,000	273,978
FGA Capital Ireland PLC, 2%, 10/23/2019	EUR	450,000	514,311
Ford Motor Credit Co. LLC, 1.461%, 3/27/2017		$252,000	252,483
Gates Global LLC, 6%, 7/15/2022 (n)		195,000	171,064
General Motors Financial Co., Inc., 3.45%, 4/10/2022		256,000	253,969
Goodyear Tire & Rubber Co., 6.5%, 3/01/2021		1,540,000	1,615,075
Goodyear Tire & Rubber Co., 7%, 5/15/2022		350,000	374,611
Grupo Antolin Dutch B.V., 5.125%, 6/30/2022 (n)	EUR	100,000	118,291
Harley-Davidson Financial Services, Inc., 2.7%, 3/15/2017 (n)		$370,000	374,439
Lear Corp., 4.75%, 1/15/2023		1,015,000	1,042,913
Lear Corp., 5.25%, 1/15/2025		888,000	945,720
Schaeffler Finance B.V., 3.25%, 5/15/2019	EUR	230,000	260,059
Schaeffler Finance B.V., 4.75%, 5/15/2021 (n)		$1,160,000	1,196,540
Schaeffler Holding Finance B.V., 6.25%, 11/15/2019 (n)(p)		470,000	491,150
Toyota Motor Credit Corp., 1%, 3/09/2021	EUR	210,000	240,725
Volkswagen International Finance N.V., 3.875% to 9/04/2018, FRN to 9/29/2049	EUR	200,000	224,827
Volkswagen International Finance N.V., FRN, 2.5%, 12/29/2049	EUR	152,000	152,285
ZF North America Capital, Inc., 4.5%, 4/29/2022 (n)		$1,085,000	1,090,968
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)		600,000	600,000

			$12,206,860
Biotechnology - 0.1%
Life Technologies Corp., 6%, 3/01/2020		$200,000	$223,888

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Broadcasting - 2.2%
Activision Blizzard, Inc., 6.125%, 9/15/2023 (n)		$1,590,000	$1,731,113
AMC Networks, Inc., 5%, 4/01/2024		780,000	781,950
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/2022		190,000	185,250
Clear Channel Worldwide Holdings, Inc., “B”, 7.625%, 3/15/2020		515,000	494,400
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/2022		850,000	853,188
Discovery Communications, Inc., 1.9%, 3/19/2027	EUR	425,000	416,864
Grupo Televisa S.A.B., 6.125%, 1/31/2046		$200,000	210,456
iHeartMedia, Inc., 9%, 3/01/2021		1,018,000	759,683
Liberty Media Corp., 8.5%, 7/15/2029		820,000	850,750
Liberty Media Corp., 8.25%, 2/01/2030		210,000	216,825
Match Group, Inc., 6.375%, 6/01/2024 (n)		455,000	464,100
Netflix, Inc., 5.375%, 2/01/2021		1,680,000	1,789,200
Nexstar Broadcasting, Inc., 6.875%, 11/15/2020		1,005,000	1,050,225
Omnicom Group, Inc., 3.6%, 4/15/2026		290,000	297,581
Omnicom Group, Inc., 3.65%, 11/01/2024		77,000	79,915
ProSiebenSat.1 Media AG, 2.625%, 4/15/2021	EUR	240,000	281,544
SES Global Americas Holdings GP, 2.5%, 3/25/2019 (n)		$181,000	180,695

			$10,643,739
Brokerage & Asset Managers - 0.1%
Intercontinental Exchange, Inc., 2.75%, 12/01/2020		$178,000	$182,719
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		292,000	304,923

			$487,642
Building - 2.7%
Allegion PLC, 5.875%, 9/15/2023		$501,000	$529,808
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/2021		1,630,000	1,707,425
Beacon Roofing Supply, Inc., 6.375%, 10/01/2023		880,000	932,800
Building Materials Corp. of America, 5.375%, 11/15/2024 (n)		1,250,000	1,278,125
Building Materials Corp. of America, 6%, 10/15/2025 (n)		710,000	754,375
CEMEX S.A.B. de C.V., 7.25%, 1/15/2021 (n)		423,000	441,993
CEMEX S.A.B. de C.V., 5.7%, 1/11/2025		600,000	567,000
Elementia S.A. de C.V., 5.5%, 1/15/2025 (n)		210,000	207,375
Gibraltar Industries, Inc., 6.25%, 2/01/2021		1,045,000	1,061,250
HD Supply, Inc, 5.75%, 4/15/2024 (n)		300,000	312,000
HD Supply, Inc., 7.5%, 7/15/2020		1,180,000	1,244,900
Headwaters, Inc., 7.25%, 1/15/2019		362,000	374,670
HeidelbergCement AG, 2.25%, 3/30/2023	EUR	250,000	284,074
Masco Corp., 4.375%, 4/01/2026		$322,000	333,270
Masco Corp., 4.45%, 4/01/2025		85,000	88,188
Mohawk Industries, Inc., 3.85%, 2/01/2023		134,000	138,348
Owens Corning, Inc., 4.2%, 12/15/2022		127,000	130,995
PriSo Acquisition Corp., 9%, 5/15/2023 (n)		845,000	792,188

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Building - continued
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023	$1,125,000	$1,130,625
U.S. Concrete, Inc., 6.375%, 6/01/2024 (n)	180,000	180,000
Union Andina de Cementos S.A.A., 5.875%, 10/30/2021 (n)	492,000	494,706

		$12,984,115
Business Services - 1.6%
Cisco Systems, Inc., 2.2%, 2/28/2021	$350,000	$354,709
Equinix, Inc., 4.875%, 4/01/2020	565,000	586,188
Equinix, Inc., 5.375%, 1/01/2022	305,000	314,150
Equinix, Inc., 5.375%, 4/01/2023	925,000	951,594
Equinix, Inc., 5.75%, 1/01/2025	202,000	210,080
Fidelity National Information Services, Inc., 3.875%, 6/05/2024	537,000	555,013
Fidelity National Information Services, Inc., 5%, 10/15/2025	138,000	153,643
Iron Mountain, Inc., REIT, 6%, 10/01/2020 (n)	510,000	538,050
Iron Mountain, Inc., REIT, 6%, 8/15/2023	1,540,000	1,605,450
MSCI, Inc., 5.75%, 8/15/2025 (n)	347,000	365,218
NeuStar, Inc., 4.5%, 1/15/2023	1,260,000	1,080,450
Tencent Holdings Ltd., 3.375%, 3/05/2018 (n)	449,000	459,267
Tencent Holdings Ltd., 3.8%, 2/11/2025 (n)	485,000	503,189

		$7,677,001
Cable TV - 5.4%
Altice Financing S.A., 6.5%, 1/15/2022 (n)	$2,005,000	$2,040,088
Altice Financing S.A., 6.625%, 2/15/2023 (n)	2,145,000	2,145,000
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023 (n)	780,000	789,750
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024	1,220,000	1,268,800
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)	335,000	340,025
Cequel Communications Holdings, 6.375%, 9/15/2020 (n)	1,875,000	1,908,769
Charter Operating/CCO Capital Corp., 6.384%, 10/23/2035 (n)	217,000	248,348
Comcast Corp., 2.75%, 3/01/2023	880,000	898,596
Comcast Corp., 4.75%, 3/01/2044	223,000	247,018
DISH DBS Corp., 7.875%, 9/01/2019	240,000	264,900
DISH DBS Corp., 6.75%, 6/01/2021	1,000,000	1,035,800
DISH DBS Corp., 5%, 3/15/2023	1,065,000	969,150
DISH DBS Corp., 5.875%, 11/15/2024	380,000	351,694
Intelsat Jackson Holdings S.A., 7.25%, 4/01/2019	395,000	294,275
Intelsat Jackson Holdings S.A., 6.625%, 12/15/2022	1,200,000	807,000
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023	1,330,000	854,525
Intelsat Jackson Holdings S.A., 8%, 2/15/2024 (n)	245,000	249,594
Intelsat Luxembourg S.A., 8.125%, 6/01/2023	1,140,000	339,150

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Cable TV - continued
LGE Holdco VI B.V., 7.125%, 5/15/2024 (n)	EUR	520,000	$637,882
Lynx I Corp., 5.375%, 4/15/2021 (n)		$342,000	355,680
Lynx II Corp., 6.375%, 4/15/2023 (n)		555,000	572,827
Neptune Finco Corp., 10.875%, 10/15/2025 (n)		765,000	870,188
Shaw Communications, Inc., 5.65%, 10/01/2019	CAD	260,000	219,805
Sirius XM Radio, Inc., 4.25%, 5/15/2020 (n)		$90,000	91,688
Sirius XM Radio, Inc., 5.875%, 10/01/2020 (n)		120,000	124,050
Sirius XM Radio, Inc., 5.75%, 8/01/2021 (n)		185,000	193,556
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)		740,000	727,050
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)		1,065,000	1,115,588
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)		705,000	707,644
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (z)		235,000	233,825
Sky PLC, 2.5%, 9/15/2026	EUR	350,000	410,655
Time Warner Cable, Inc., 5.75%, 6/02/2031	GBP	100,000	156,532
Time Warner Cable, Inc., 5.25%, 7/15/2042	GBP	100,000	143,348
Time Warner Cable, Inc., 4.5%, 9/15/2042		$119,000	106,099
Unitymedia Hessen, 5.5%, 1/15/2023 (n)		1,350,000	1,392,188
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)		770,000	790,213
Virgin Media Finance PLC, 5.75%, 1/15/2025 (n)		200,000	199,500
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)		800,000	800,000
VTR Finance B.V., 6.875%, 1/15/2024 (n)		480,000	473,400
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)		400,000	396,000

			$25,770,200
Chemicals - 1.7%
Chemours Co., 6.625%, 5/15/2023		$630,000	$565,425
Consolidated Energy Finance S.A., 6.75%, 10/15/2019 (n)		380,000	355,300
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 5/01/2021 (n)		1,080,000	1,144,044
GCP Applied Technologies Co., 9.5%, 2/01/2023 (n)		630,000	699,300
Hexion U.S. Finance Corp., 6.625%, 4/15/2020		525,000	446,250
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/2018		780,000	663,000
Huntsman International LLC, 5.125%, 4/15/2021	EUR	165,000	189,003
International Flavors & Fragrances, Inc., 1.75%, 3/14/2024	EUR	230,000	263,202
LYB International Finance B.V., 4%, 7/15/2023		$135,000	142,398
LyondellBasell Industries N.V., 4.625%, 2/26/2055		400,000	354,030
Momentive Performance Materials, Inc., 3.88%, 10/24/2021		450,000	360,000
Tronox Finance LLC, 6.375%, 8/15/2020		1,890,000	1,455,300
Tronox Finance LLC, 7.5%, 3/15/2022 (n)		795,000	592,275
W.R. Grace & Co., 5.125%, 10/01/2021 (n)		800,000	829,496

			$8,059,023

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Computer Software - 0.6%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.1%, 7/15/2036 (n)		$960,000	$982,196
Oracle Corp., 3.4%, 7/08/2024		251,000	265,871
Syniverse Holdings, Inc., 9.125%, 1/15/2019		362,000	177,380
VeriSign, Inc., 4.625%, 5/01/2023		1,405,000	1,422,563

			$2,848,010
Computer Software - Systems - 0.9%
Apple, Inc., 2.7%, 5/13/2022		$400,000	$410,977
Apple, Inc., 3.6%, 7/31/2042	GBP	230,000	340,812
CDW LLC/CDW Finance Corp., 6%, 8/15/2022		$275,000	288,750
CDW LLC/CDW Finance Corp., 5.5%, 12/01/2024		395,000	405,863
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)		1,865,000	1,906,963
Western Digital Corp., 10.5%, 4/01/2024 (n)		840,000	869,400

			$4,222,765
Conglomerates - 2.2%
Accudyne Industries Borrower S.C.A., 7.75%, 12/15/2020 (n)		$655,000	$543,650
Amsted Industries Co., 5%, 3/15/2022 (n)		2,335,000	2,346,675
BC Mountain LLC, 7%, 2/01/2021 (n)		1,270,000	1,130,300
EnerSys, 5%, 4/30/2023 (n)		1,720,000	1,709,250
Enpro Industries, Inc., 5.875%, 9/15/2022		1,685,000	1,701,850
Entegris, Inc., 6%, 4/01/2022 (n)		1,575,000	1,626,188
General Electric Capital Corp., 3.1%, 1/09/2023		215,000	226,342
General Electric Co., 1.25%, 5/26/2023	EUR	100,000	116,252
Renaissance Acquisition, 6.875%, 8/15/2021 (n)		$1,345,000	1,153,338

			$10,553,845
Construction - 0.1%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)		$450,000	$97,875
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)		853,000	143,771

			$241,646
Consumer Products - 1.1%
Elizabeth Arden, Inc., 7.375%, 3/15/2021		$290,000	$217,500
NBTY, Inc., 7.625%, 5/15/2021 (n)		765,000	780,300
Newell Rubbermaid, Inc., 5.375%, 4/01/2036		108,000	120,179
Newell Rubbermaid, Inc., 3.85%, 4/01/2023		279,000	290,513
Newell Rubbermaid, Inc., 4%, 12/01/2024		400,000	412,530
Prestige Brands, Inc., 5.375%, 12/15/2021 (n)		1,050,000	1,063,125
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)		250,000	263,365
Spectrum Brands, Inc., 6.375%, 11/15/2020		820,000	859,975
Spectrum Brands, Inc., 6.125%, 12/15/2024		170,000	179,775
Spectrum Brands, Inc., 5.75%, 7/15/2025		460,000	480,700

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Consumer Products - continued
Sun Products Corp., 7.75%, 3/15/2021 (n)		$495,000	$478,913

			$5,146,875
Consumer Services - 2.2%
ADT Corp., 6.25%, 10/15/2021		$2,155,000	$2,257,363
ADT Corp., 4.125%, 6/15/2023		60,000	55,800
CEB, Inc., 5.625%, 6/15/2023 (n)		645,000	640,163
Garda World Security Corp., 7.25%, 11/15/2021 (n)		860,000	698,750
Garda World Security Corp., 7.25%, 11/15/2021 (n)		660,000	536,250
Grupo Posadas S.A.B. de C.V., 7.875%, 6/30/2022 (n)		800,000	796,000
Interval Acquisition Corp., 5.625%, 4/15/2023 (n)		2,065,000	2,106,300
Mobile Mini, Inc., 5.875%, 7/01/2024 (n)		670,000	686,750
Monitronics International, Inc., 9.125%, 4/01/2020		1,360,000	1,115,200
Priceline Group, Inc., 2.15%, 11/25/2022	EUR	110,000	126,191
Priceline Group, Inc., 1.8%, 3/03/2027	EUR	500,000	508,446
Service Corp. International, 5.375%, 5/15/2024		$873,000	903,555

			$10,430,768
Containers - 3.3%
Ardagh Packaging Finance Holdings USA, 4.625%, 5/15/2023 (n)		$200,000	$199,000
Ardagh Packaging Finance Holdings USA, 7.25%, 5/15/2024 (n)		205,000	209,100
Ardagh Packaging Finance PLC, 9.125%, 10/15/2020 (n)		2,195,000	2,300,360
Ball Corp., 5%, 3/15/2022		1,176,000	1,228,920
Ball Corp., 5.25%, 7/01/2025		165,000	171,806
Berry Plastics Group, Inc., 5.5%, 5/15/2022		1,025,000	1,053,188
Berry Plastics Group, Inc., 6%, 10/15/2022 (n)		380,000	390,450
Crown American LLC, 4.5%, 1/15/2023		1,179,000	1,192,264
Crown European Holdings S.A., 3.375%, 5/15/2025 (z)	EUR	350,000	393,205
Multi-Color Corp., 6.125%, 12/01/2022 (n)		$1,255,000	1,275,394
Plastipak Holdings, Inc., 6.5%, 10/01/2021 (n)		1,178,000	1,208,923
Reynolds Group, 9.875%, 8/15/2019		123,000	127,766
Reynolds Group, 5.75%, 10/15/2020		510,000	525,938
Reynolds Group, 8.25%, 2/15/2021		2,145,000	2,228,226
Sealed Air Corp., 4.875%, 12/01/2022 (n)		1,495,000	1,528,638
Sealed Air Corp., 4.5%, 9/15/2023 (n)	EUR	225,000	265,187
Sealed Air Corp., 5.125%, 12/01/2024 (n)		$390,000	400,725
Signode Industrial Group, 6.375%, 5/01/2022 (n)		1,360,000	1,297,100

			$15,996,190
Defense Electronics - 0.1%
BAE Systems PLC, 4.125%, 6/08/2022	GBP	150,000	$236,315

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Electrical Equipment - 0.0%
Arrow Electronics, Inc., 3.5%, 4/01/2022		$173,000	$173,811
Avaya, Inc., 10.5%, 3/01/2021 (n)		140,000	39,550

			$213,361
Electronics - 1.4%
Advanced Micro Devices, Inc., 6.75%, 3/01/2019		$850,000	$765,000
Advanced Micro Devices, Inc., 7%, 7/01/2024		575,000	454,250
Flextronics International Ltd., 4.625%, 2/15/2020		112,000	116,760
Micron Technology, Inc., 5.875%, 2/15/2022		890,000	809,900
Micron Technology, Inc., 5.5%, 2/01/2025		815,000	682,563
NXP B.V./NXP Funding LLC, 5.75%, 3/15/2023 (n)		1,730,000	1,812,175
NXP B.V./NXP Funding LLC, 4.625%, 6/01/2023 (z)		222,000	223,112
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)		520,000	544,700
Sensata Technologies B.V., 5%, 10/01/2025 (n)		835,000	837,088
Tyco Electronics Group S.A., 2.375%, 12/17/2018		294,000	296,039
Tyco Electronics Group S.A., 1.1%, 3/01/2023	EUR	350,000	390,649

			$6,932,236
Emerging Market Quasi-Sovereign - 1.2%
CNPC General Capital Ltd., 3.4%, 4/16/2023 (n)		$293,000	$295,948
Comision Federal de Electricidad, 4.875%, 1/15/2024		234,000	239,850
Corporacion Financiera de Desarrollo S.A., FRN, 5.25%, 7/15/2029 (n)		819,000	835,380
Empresa Nacional del Petroleo, 4.375%, 10/30/2024 (n)		425,000	436,532
Gaz Capital S.A., 4.95%, 2/06/2028		383,000	361,891
Majapahit Holding B.V., 7.25%, 6/28/2017 (n)		591,000	623,505
Office Cherifien des Phosphates, 6.875%, 4/25/2044 (n)		351,000	354,510
ONGC Videsh Ltd., 4.625%, 7/15/2024		511,000	534,557
Pemex Project Funding Master Trust, 5.75%, 3/01/2018		642,000	668,643
Pertamina PT, 6%, 5/03/2042 (n)		318,000	305,087
Pertamina PT, 5.625%, 5/20/2043 (n)		375,000	344,773
Petroleos Mexicanos, 4.875%, 1/24/2022		246,000	245,846
Petroleos Mexicanos, 6.875%, 8/04/2026 (n)		233,000	253,178

			$5,499,700
Emerging Market Sovereign - 3.0%
Dominican Republic, 7.5%, 5/06/2021 (n)		$548,000	$601,430
Dominican Republic, 5.875%, 4/18/2024 (n)		121,000	123,420
Dominican Republic, 8.625%, 4/20/2027		1,075,000	1,247,000
Republic of Angola, 7%, 8/16/2019		391,625	396,540
Republic of Argentina, 6.875%, 4/22/2021 (n)		592,000	620,120
Republic of Argentina, 7.5%, 4/22/2026 (n)		591,000	620,255
Republic of Croatia, 5.5%, 4/04/2023 (n)		1,669,000	1,752,450
Republic of Hungary, 5.375%, 2/21/2023		672,000	739,294

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Sovereign - continued
Republic of Hungary, 5.375%, 3/25/2024		$172,000	$190,490
Republic of Indonesia, 11.625%, 3/04/2019 (n)		571,000	708,809
Republic of Indonesia, 2.875%, 7/08/2021 (z)	EUR	175,000	201,938
Republic of Indonesia, 3.375%, 4/15/2023 (n)		$302,000	297,214
Republic of Indonesia, 4.125%, 1/15/2025 (n)		342,000	347,246
Republic of Kazakhstan, 5.125%, 7/21/2025 (n)		341,000	358,817
Republic of Panama, 3.75%, 3/16/2025		204,000	207,570
Republic of Panama, 9.375%, 4/01/2029		719,000	1,056,930
Republic of Paraguay, 6.1%, 8/11/2044 (n)		550,000	561,000
Republic of Romania, 6.75%, 2/07/2022 (n)		592,000	698,234
Republic of Turkey, 3.25%, 3/23/2023		633,000	591,292
Russian Federation, 4.875%, 9/16/2023 (n)		400,000	424,000
United Mexican States, 6.5%, 6/10/2021	MXN	38,500,000	2,167,162
United Mexican States, 3.625%, 3/15/2022		$506,000	522,445

			$14,433,656
Energy - Independent - 2.9%
Afren PLC, 0%, 4/25/2017 (a)(d)(p)		$388,334	$108,811
Afren PLC, 10.25%, 4/08/2019 (a)(d)(n)		463,000	2,315
Baytex Energy Corp., 5.625%, 6/01/2024 (n)		505,000	391,375
Bonanza Creek Energy, Inc., 6.75%, 4/15/2021		875,000	332,500
Bonanza Creek Energy, Inc., 5.75%, 2/01/2023		180,000	66,600
Chaparral Energy, Inc., 7.625%, 11/15/2022 (a)(d)		1,830,000	864,675
Chesapeake Energy Corp., 5.75%, 3/15/2023		990,000	603,900
Concho Resources, Inc., 5.5%, 4/01/2023		1,455,000	1,455,000
EP Energy LLC, 9.375%, 5/01/2020		435,000	279,488
EP Energy LLC, 7.75%, 9/01/2022		2,360,000	1,239,000
Halcon Resources Corp., 8.875%, 5/15/2021		509,000	100,528
Northern Blizzard Resources, Inc., 7.25%, 2/01/2022 (n)		587,000	525,365
Oasis Petroleum, Inc., 6.875%, 3/15/2022		895,000	823,400
QEP Resources, Inc., 5.25%, 5/01/2023		2,170,000	1,996,400
Range Resources Corp., 4.875%, 5/15/2025		705,000	666,225
RSP Permian, Inc., 6.625%, 10/01/2022		1,205,000	1,244,163
Sanchez Energy Corp., 6.125%, 1/15/2023		1,430,000	1,029,600
SM Energy Co., 6.5%, 11/15/2021		1,345,000	1,257,575
SM Energy Co., 6.125%, 11/15/2022		645,000	590,175
WPX Energy, Inc., 6%, 1/15/2022		565,000	508,500

			$14,085,595
Energy - Integrated - 0.6%
Cenovus Energy, Inc., 6.75%, 11/15/2039		$422,000	$405,517
Cenovus Energy, Inc., 4.45%, 9/15/2042		525,000	385,806
Inkia Energy Ltd., 8.375%, 4/04/2021		754,000	773,981
Listrindo Capital B.V., 6.95%, 2/21/2019 (n)		200,000	207,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Energy - Integrated - continued
LUKOIL International Finance B.V., 4.563%, 4/24/2023 (n)		$544,000	$536,197
Pacific Exploration and Production Corp., 7.25%, 12/12/2021 (n)		1,107,000	168,818
Pacific Exploration and Production Corp., 5.125%, 3/28/2023 (n)		201,000	30,653
Pacific Exploration and Production Corp., 5.625%, 1/19/2025 (n)		173,000	26,383
TOTAL S.A., 2.625% to 2/26/2025, FRN to 12/29/2049	EUR	200,000	203,615

			$2,737,970
Entertainment - 1.3%
Carmike Cinemas, Inc., 6%, 6/15/2023 (n)		$650,000	$685,750
Carnival Corp., 1.875%, 11/07/2022	EUR	330,000	379,134
Cedar Fair LP, 5.25%, 3/15/2021		$1,215,000	1,263,600
Cedar Fair LP, 5.375%, 6/01/2024		405,000	421,200
Cinemark USA, Inc., 5.125%, 12/15/2022		1,430,000	1,465,750
Cinemark USA, Inc., 4.875%, 6/01/2023		780,000	772,200
NCL Corp. Ltd., 5.25%, 11/15/2019 (n)		121,000	123,420
Six Flags Entertainment Corp., 5.25%, 1/15/2021 (n)		1,255,000	1,299,703

			$6,410,757
Financial Institutions - 4.2%
Aircastle Ltd., 4.625%, 12/15/2018		$130,000	$134,550
Aircastle Ltd., 5.125%, 3/15/2021		1,470,000	1,550,850
Aircastle Ltd., 5.5%, 2/15/2022		870,000	917,850
CIT Group, Inc., 5.25%, 3/15/2018		1,270,000	1,311,275
CIT Group, Inc., 6.625%, 4/01/2018 (n)		1,305,000	1,376,370
CIT Group, Inc., 5.5%, 2/15/2019 (n)		1,560,000	1,630,200
CIT Group, Inc., 5%, 8/15/2022		275,000	281,531
Credit Acceptance Corp., 6.125%, 2/15/2021		108,000	104,220
Credit Acceptance Corp., 7.375%, 3/15/2023		1,180,000	1,135,750
GE Capital International Funding Co., 3.373%, 11/15/2025 (n)		558,000	592,632
Icahn Enterprises LP, 6%, 8/01/2020		1,200,000	1,161,382
Icahn Enterprises LP, 5.875%, 2/01/2022		1,560,000	1,435,200
Lincoln Finance Ltd., 7.375%, 4/15/2021 (n)		790,000	845,300
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/2018		615,000	599,625
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/2020		2,155,000	2,041,863
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/2021		260,000	225,061
Navient Corp., 8%, 3/25/2020		1,135,000	1,166,213
Navient Corp., 5.875%, 3/25/2021		405,000	380,700
Navient Corp., 7.25%, 1/25/2022		2,235,000	2,151,188
Navient Corp., 6.125%, 3/25/2024		515,000	453,683
PHH Corp., 6.375%, 8/15/2021		875,000	761,250

			$20,256,693
Food & Beverages - 2.1%
Anheuser-Busch InBev N.V., 1.5%, 4/18/2030	EUR	250,000	$271,570
Anheuser-Busch InBev S.A., 6.875%, 11/15/2019		$300,000	350,933

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Food & Beverages - continued
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023		$408,000	$419,547
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036		533,000	577,000
Coca-Cola Co., 0.75%, 3/09/2023	EUR	175,000	196,178
Coca-Cola Co., 1.125%, 3/09/2027	EUR	125,000	137,735
Coca-Cola Enterprises, Inc., 1.875%, 3/18/2030	EUR	200,000	216,223
Constellation Brands, Inc., 4.25%, 5/01/2023		$189,000	194,670
Darling Ingredients, Inc., 5.375%, 1/15/2022		1,045,000	1,081,575
Gruma S.A.B. de C.V., 4.875%, 12/01/2024 (n)		202,000	215,130
J.M. Smucker Co., 2.5%, 3/15/2020		365,000	371,864
J.M. Smucker Co., 4.375%, 3/15/2045		70,000	73,474
JBS Investments GmbH, 7.25%, 4/03/2024		200,000	204,500
JBS USA LLC/JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)		260,000	255,450
Kraft Heinz Co., 5%, 7/15/2035 (n)		102,000	112,383
Kraft Heinz Foods Co., 3.5%, 7/15/2022 (n)		202,000	210,684
Kraft Heinz Foods Co., 3%, 6/01/2026 (n)		178,000	176,005
Mead Johnson Nutrition Co., 3%, 11/15/2020		287,000	294,873
Minerva Luxembourg S.A., 7.75%, 1/31/2023 (n)		204,000	206,040
PepsiCo, Inc., 2.15%, 10/14/2020		858,000	871,733
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/2024 (n)		550,000	577,500
SABMiller Holdings, Inc., 1.875%, 1/20/2020	EUR	100,000	118,036
Sun Merger Sub, Inc., 5.875%, 8/01/2021 (n)		$1,735,000	1,808,738
SYSCO Corp., 2.5%, 7/15/2021		797,000	802,579
Tyson Foods, Inc., 5.15%, 8/15/2044		81,000	91,866
Wm. Wrigley Jr. Co., 2.9%, 10/21/2019 (n)		107,000	110,253
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)		300,000	314,782

			$10,261,321
Food & Drug Stores - 0.4%
CVS Health Corp., 3.375%, 8/12/2024		$340,000	$354,098
CVS Health Corp., 3.5%, 7/20/2022		667,000	703,839
Walgreens Boots Alliance, Inc., 2.7%, 11/18/2019		333,000	340,301
Walgreens Boots Alliance, Inc., 2.875%, 11/20/2020	GBP	250,000	367,175
Walgreens Boots Alliance, Inc., 4.5%, 11/18/2034		$326,000	330,570

			$2,095,983
Forest & Paper Products - 0.2%
Appvion, Inc., 9%, 6/01/2020 (n)		$595,000	$345,100
Smurfit Kappa Acquisitions, 2.75%, 2/01/2025 (z)	EUR	275,000	308,197
Tembec Industries, Inc., 9%, 12/15/2019 (n)		$475,000	370,500

			$1,023,797
Gaming & Lodging - 2.3%
CCM Merger, Inc., 9.125%, 5/01/2019 (n)		$1,055,000	$1,106,431
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023		1,280,000	1,337,600

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Gaming & Lodging - continued
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026		$175,000	$182,438
Greektown Holdings LLC, 8.875%, 3/15/2019 (n)		1,025,000	1,073,688
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/2021		1,890,000	1,957,299
Isle of Capri Casinos, Inc., 8.875%, 6/15/2020		300,000	314,625
Isle of Capri Casinos, Inc., 5.875%, 3/15/2021		1,070,000	1,116,813
MGM Resorts International, 6.625%, 12/15/2021		960,000	1,035,600
MGM Resorts International, 6%, 3/15/2023		1,205,000	1,259,225
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021		1,260,000	1,285,200
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023		345,000	346,080

			$11,014,999
Industrial - 0.9%
Anixter, Inc., 5.125%, 10/01/2021		$765,000	$780,300
Dematic S.A., 7.75%, 12/15/2020 (n)		1,515,000	1,492,275
Howard Hughes Corp., 6.875%, 10/01/2021 (n)		1,790,000	1,816,850

			$4,089,425
Insurance - 0.6%
Allianz SE, 2.241%, 7/07/2045	EUR	300,000	$314,314
American International Group, Inc., 4.875%, 6/01/2022		$187,000	204,397
American International Group, Inc., 3.75%, 7/10/2025		400,000	401,936
Aviva PLC, 3.375%, 12/04/2045	EUR	260,000	266,053
CNP Assurances S.A., 6% to 9/14/2020, FRN to 9/14/2040	EUR	200,000	247,155
Delta Lloyd N.V., FRN, 9%, 8/29/2042	EUR	250,000	322,466
Old Mutual PLC, 7.875%, 11/03/2025	GBP	250,000	369,978
Unum Group, 7.125%, 9/30/2016		$500,000	509,180

			$2,635,479
Insurance - Health - 0.3%
Centene Escrow Corp., 5.625%, 2/15/2021 (n)		$495,000	$514,800
Centene Escrow Corp., 6.125%, 2/15/2024 (n)		495,000	521,299
UnitedHealth Group, Inc., 2.7%, 7/15/2020		528,000	546,566

			$1,582,665
Insurance - Property & Casualty - 0.6%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		$234,000	$239,981
Berkshire Hathaway, Inc., 2.15%, 3/15/2028	EUR	130,000	152,075
Berkshire Hathaway, Inc., 1.625%, 3/16/2035	EUR	150,000	155,437
Berkshire Hathaway, Inc., 4.5%, 2/11/2043		$250,000	278,243
Chubb INA Holdings, Inc., 2.3%, 11/03/2020		95,000	96,681
Chubb INA Holdings, Inc., 2.875%, 11/03/2022		221,000	227,192
Liberty Mutual Group, Inc., 4.25%, 6/15/2023		365,000	382,319
Liberty Mutual Group, Inc., 2.75%, 5/04/2026 (z)	EUR	100,000	111,613

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Insurance - Property & Casualty - continued
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)		$125,000	$122,323
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024		159,000	161,857
QBE Capital Funding III Ltd., 7.5% to 5/24/2021, FRN to 5/24/2041	GBP	200,000	323,099
ZFS Finance USA Trust V, 6.5% to 5/09/2017, FRN to 5/09/2067 (n)		$627,000	628,568

			$2,879,388
International Market Quasi-Sovereign - 0.1%
Electricite de France S.A., 5.375% to 1/29/2025, FRN to 1/29/2049	EUR	200,000	$218,145
Electricite de France S.A., 6% to 1/29/26, FRN to 12/29/2049	GBP	100,000	131,313

			$349,458
International Market Sovereign - 10.9%
Commonwealth of Australia, 5.75%, 5/15/2021	AUD	4,365,000	$3,737,844
Commonwealth of Australia, 3.75%, 4/21/2037	AUD	600,000	488,169
Federal Republic of Germany, 6.25%, 1/04/2030	EUR	442,000	879,689
Federal Republic of Germany, 2.5%, 7/04/2044	EUR	120,000	188,550
Government of Canada, 3.25%, 6/01/2021	CAD	187,000	159,969
Government of Canada, 2.5%, 6/01/2024	CAD	5,700,000	4,814,802
Government of Canada, 5.75%, 6/01/2033	CAD	948,000	1,137,557
Government of Japan, 0.8%, 6/20/2023	JPY	500,000,000	4,849,596
Government of Japan, 2.1%, 9/20/2024	JPY	7,300,000	78,561
Government of Japan, 0.3%, 12/20/2025	JPY	16,400,000	154,225
Government of Japan, 2.2%, 9/20/2027	JPY	667,000,000	7,575,737
Government of Japan, 2.4%, 3/20/2037	JPY	444,400,000	5,737,048
Government of Japan, 1.8%, 3/20/2043	JPY	81,000,000	1,013,160
Government of New Zealand, 5.5%, 4/15/2023	NZD	2,369,000	1,932,646
Government of Norway, 3.75%, 5/25/2021	NOK	31,200,000	4,246,551
Government of Norway, 3%, 3/14/2024	NOK	2,445,000	331,076
Kingdom of Spain, 4.6%, 7/30/2019	EUR	1,130,000	1,435,642
Kingdom of Spain, 5.4%, 1/31/2023	EUR	1,416,000	2,047,807
Republic of France, 4.75%, 4/25/2035	EUR	468,000	844,702
Republic of Ireland, 4.5%, 4/18/2020	EUR	222,000	291,529
Republic of Italy, 3.75%, 3/01/2021	EUR	3,142,000	4,051,243
Republic of Italy, 5.5%, 9/01/2022	EUR	925,000	1,330,101
United Kingdom Treasury, 4.25%, 12/07/2027	GBP	938,000	1,733,216
United Kingdom Treasury, 4.25%, 3/07/2036	GBP	1,415,000	2,748,589
United Kingdom Treasury, 3.25%, 1/22/2044	GBP	350,000	612,037

			$52,420,046

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Local Authorities - 0.1%
Province of Alberta, 1.25%, 6/01/2020	CAD	188,000	$143,070
Province of Manitoba, 4.15%, 6/03/2020	CAD	166,000	140,586

			$283,656
Machinery & Tools - 1.0%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)		$1,185,000	$1,196,850
CNH Industrial Capital LLC, 4.375%, 11/06/2020		1,500,000	1,488,750
H&E Equipment Services Co., 7%, 9/01/2022		1,740,000	1,792,200
Light Tower Rentals, Inc., 8.125%, 8/01/2019 (n)		815,000	484,925

			$4,962,725
Major Banks - 3.0%
ABN AMRO North America Finance, Inc., 7.125%, 7/06/2022	EUR	150,000	$212,176
Bank of America Corp., 7.625%, 6/01/2019		$370,000	426,961
Bank of America Corp., 2.625%, 4/19/2021		370,000	371,694
Bank of America Corp., FRN, 6.1%, 12/29/2049		3,467,000	3,550,423
Bank of America Corp., FRN, 6.3%, 12/29/2049		390,000	413,888
Barclays Bank PLC, 6%, 1/14/2021	EUR	250,000	325,643
Barclays Bank PLC, 6.75% to 1/16/2018, FRN to 1/16/2023	GBP	100,000	152,195
Credit Agricole S.A., 7.375%, 12/18/2023	GBP	100,000	181,642
Credit Agricole S.A., 7.875% to 10/26/2019, FRN to 10/29/2049	EUR	200,000	260,155
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)		$200,000	212,099
Goldman Sachs Group, Inc., 2.625%, 4/25/2021		360,000	360,987
Goldman Sachs Group, Inc., 5.75%, 1/24/2022		500,000	573,369
Governor & Co. of the Bank of Ireland, 4.25% to 6/11/2019, FRN to 6/11/2024	EUR	200,000	222,516
Huntington National Bank, 2.4%, 4/01/2020		$286,000	285,772
JPMorgan Chase & Co., 6.3%, 4/23/2019		500,000	560,832
JPMorgan Chase & Co., 3.25%, 9/23/2022		478,000	491,875
JPMorgan Chase & Co., 6.75% to 2/01/2024, FRN to 1/29/2049		215,000	238,650
JPMorgan Chase & Co., 6% to 8/01/2023, FRN to 12/29/2049		2,320,000	2,394,681
Morgan Stanley, 6.625%, 4/01/2018		391,000	424,797
Morgan Stanley, 2.2%, 12/07/2018		238,000	240,032
Morgan Stanley, 3.95%, 4/23/2027		229,000	228,072
Nationwide Building Society, 1.25%, 3/03/2025	EUR	240,000	265,792
PNC Bank N.A., 2.6%, 7/21/2020		$295,000	301,618
Royal Bank of Scotland Group PLC, 3.625% to 3/25/2019, FRN to 3/25/2024	EUR	250,000	279,198
Royal Bank of Scotland Group PLC, 7.5% to 8/10/2020, FRN to 12/29/2049		$1,440,000	1,377,000
Wells Fargo & Co., 4.1%, 6/03/2026		100,000	105,513

			$14,457,580

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Medical & Health Technology & Services - 4.6%
Becton, Dickinson and Co., 2.675%, 12/15/2019		$434,000	$443,287
Becton, Dickinson and Co., 3.734%, 12/15/2024		516,000	547,104
CHS/Community Health Systems, Inc., 6.875%, 2/01/2022		2,250,000	1,933,628
Davita Healthcare Partners, Inc., 5%, 5/01/2025		1,115,000	1,105,244
Davita, Inc., 5.125%, 7/15/2024		935,000	947,623
Fresenius US Finance II, Inc., 4.25%, 2/01/2021 (n)		32,000	33,600
HCA, Inc. , 5.25%, 6/15/2026		215,000	220,913
HCA, Inc., 4.25%, 10/15/2019		145,000	150,438
HCA, Inc., 7.5%, 2/15/2022		2,660,000	3,015,775
HCA, Inc., 5.875%, 3/15/2022		1,665,000	1,798,200
HCA, Inc., 5%, 3/15/2024		690,000	708,113
HCA, Inc., 5.375%, 2/01/2025		520,000	527,800
HCA, Inc., 5.875%, 2/15/2026		415,000	429,525
HealthSouth Corp., 5.125%, 3/15/2023		1,180,000	1,150,500
HealthSouth Corp., 5.75%, 11/01/2024		910,000	922,513
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022		200,000	202,313
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		310,000	316,900
LifePoint Hospitals, Inc., 5.5%, 12/01/2021		655,000	681,200
McKesson Corp., 7.5%, 2/15/2019		110,000	125,780
Quorum Health Corp., 11.625%, 4/15/2023 (n)		630,000	630,000
Tenet Healthcare Corp., 8%, 8/01/2020		2,015,000	2,059,078
Tenet Healthcare Corp., 4.5%, 4/01/2021		920,000	925,750
Tenet Healthcare Corp., 8.125%, 4/01/2022		685,000	689,281
Tenet Healthcare Corp., 6.75%, 6/15/2023		610,000	573,400
Thermo Fisher Scientific, Inc., 3%, 4/15/2023		360,000	361,385
Universal Health Services, Inc., 7.625%, 8/15/2020		1,325,000	1,237,219
Universal Health Services, Inc., 5%, 6/01/2026 (z)		239,000	240,195

			$21,976,764
Medical Equipment - 1.0%
Alere, Inc., 6.375%, 7/01/2023 (n)		$269,000	$280,535
DJO Finco, Inc., 8.125%, 6/15/2021 (n)		865,000	776,338
Hologic, Inc., 5.25%, 7/15/2022 (n)		1,065,000	1,114,256
Medtronic, Inc., 3.5%, 3/15/2025		615,000	655,983
Teleflex, Inc., 5.25%, 6/15/2024		1,220,000	1,262,700
Teleflex, Inc., 4.875%, 6/01/2026		360,000	360,900
Zimmer Holdings, Inc., 4.25%, 8/15/2035		145,000	146,040
Zimmer Holdings, Inc., 4.45%, 8/15/2045		91,000	91,175

			$4,687,927
Metals & Mining - 3.5%
Allegheny Technologies, Inc., 5.95%, 1/15/2021		$310,000	$251,875
Barrick North America Finance LLC, 5.75%, 5/01/2043		235,000	229,866
Cameco Corp., 5.67%, 9/02/2019	CAD	262,000	218,093

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Metals & Mining - continued
Century Aluminum Co., 7.5%, 6/01/2021 (n)		$915,000	$837,225
Commercial Metals Co., 4.875%, 5/15/2023		1,065,000	1,017,075
Consol Energy, Inc., 5.875%, 4/15/2022		1,315,000	1,071,725
Consol Energy, Inc., 8%, 4/01/2023		830,000	713,800
Constellium N.V., 7.875%, 4/01/2021 (n)		400,000	406,000
First Quantum Minerals Ltd., 7.25%, 10/15/2019 (n)		1,575,000	1,323,000
First Quantum Minerals Ltd., 7.25%, 5/15/2022 (n)		1,032,000	789,480
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/2023		705,000	579,863
Freeport-McMoRan Oil & Gas LLC, 6.875%, 2/15/2023		189,000	175,770
Freeport-McMoRan, Inc., 5.45%, 3/15/2043		485,000	366,025
Glencore Finance (Europe) S.A., 6.5%, 2/27/2019	GBP	50,000	75,857
Glencore Finance (Europe) S.A., 1.25%, 3/17/2021	EUR	330,000	333,027
GrafTech International Co., 6.375%, 11/15/2020		$1,235,000	821,275
Hudbay Minerals, Inc., 9.5%, 10/01/2020		960,000	796,800
Kaiser Aluminum Corp., 5.875%, 5/15/2024 (n)		505,000	518,332
Kinross Gold Corp., 5.125%, 9/01/2021		265,000	257,275
Kinross Gold Corp., 5.95%, 3/15/2024		700,000	660,556
Lundin Mining Corp., 7.5%, 11/01/2020 (n)		455,000	462,963
Lundin Mining Corp., 7.875%, 11/01/2022 (n)		805,000	827,138
Plains Exploration & Production Co., 6.5%, 11/15/2020		135,000	129,600
Southern Copper Corp., 5.25%, 11/08/2042		250,000	206,276
Southern Copper Corp., 5.875%, 4/23/2045		238,000	207,338
Steel Dynamics, Inc., 5.125%, 10/01/2021		430,000	438,333
Steel Dynamics, Inc., 5.25%, 4/15/2023		755,000	774,479
Steel Dynamics, Inc., 5.5%, 10/01/2024		430,000	441,911
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/2020		1,290,000	1,035,225
Suncoke Energy, Inc., 7.625%, 8/01/2019		127,000	121,920
TMS International Corp., 7.625%, 10/15/2021 (n)		675,000	472,500

			$16,560,602
Midstream - 5.1%
AmeriGas Finance LLC, 6.75%, 5/20/2020		$1,810,000	$1,871,088
APT Pipelines Ltd., 5%, 3/23/2035 (n)		280,000	279,111
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)		1,160,000	1,044,000
Crestwood Midstream Partners LP, 6%, 12/15/2020		1,035,000	1,003,950
Crestwood Midstream Partners LP, 6.125%, 3/01/2022		505,000	477,074
Dominion Gas Holdings LLC, 2.8%, 11/15/2020		270,000	275,812
Energy Transfer Equity LP, 7.5%, 10/15/2020		2,035,000	2,075,700
Energy Transfer Partners LP, 3.6%, 2/01/2023		300,000	273,607
Energy Transfer Partners LP, 5.15%, 3/15/2045		280,000	238,122
EnLink Midstream Partners LP, 4.4%, 4/01/2024		830,000	725,193
Enterprise Products Operating LLC, 1.65%, 5/07/2018		296,000	295,529

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Midstream - continued
Enterprise Products Operating LLC, 4.85%, 3/15/2044		$74,000	$72,841
Enterprise Products Partners LP, 6.3%, 9/15/2017		180,000	190,354
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/2021		1,165,000	1,100,925
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/2022		1,250,000	1,175,000
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032		2,511,000	2,716,530
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044		140,000	125,395
Kinder Morgan, Inc., 2.25%, 3/16/2027	EUR	125,000	123,124
MPLX LP, 5.5%, 2/15/2023 (n)		$665,000	653,769
MPLX LP, 4.5%, 7/15/2023 (n)		1,150,000	1,089,647
Pembina Pipeline Corp., 4.81%, 3/25/2044	CAD	306,000	216,626
Sabine Pass Liquefaction LLC, 5.625%, 2/01/2021		$1,305,000	1,332,731
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023		1,755,000	1,772,550
Sabine Pass Liquefaction LLC, 5.75%, 5/15/2024		575,000	577,875
Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025		1,074,000	1,074,000
Spectra Energy Capital LLC, 8%, 10/01/2019		250,000	284,351
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.5%, 7/01/2021		530,000	491,575
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.5%, 8/15/2022		925,000	758,500
Targa Resources Partners LP/Targa Resources Finance Corp., 5%, 1/15/2018		345,000	351,900
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/2019		1,050,000	1,023,750
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023		410,000	385,400
Williams Cos., Inc., 4.55%, 6/24/2024		565,000	492,963

			$24,568,992
Mortgage-Backed - 1.3%
Fannie Mae, 6%, 7/01/2016 - 2/01/2037		$129,612	$145,677
Fannie Mae, 5.5%, 9/01/2019 - 7/01/2035		438,974	478,213
Fannie Mae, 6.5%, 4/01/2032 - 1/01/2033		59,893	69,468
Fannie Mae, FRN, 0.682%, 5/25/2018		5,611,410	5,610,049
Freddie Mac, 6%, 8/01/2034		92,301	106,185

			$6,409,592
Natural Gas - Distribution - 0.2%
Gas Natural SDG S.A., 1.375%, 1/21/2025	EUR	200,000	$226,086
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		$523,000	531,504

			$757,590
Network & Telecom - 2.1%
AT&T, Inc., 2.45%, 6/30/2020		$277,000	$277,859
AT&T, Inc., 5.65%, 2/15/2047		456,000	511,747

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Network & Telecom - continued
British Telecom PLC, 5.75%, 12/07/2028	GBP	150,000	$276,114
Centurylink, Inc., 6.45%, 6/15/2021		$1,215,000	1,233,225
Centurylink, Inc., 7.65%, 3/15/2042		960,000	784,800
Columbus International, Inc., 7.375%, 3/30/2021 (n)		200,000	209,650
Frontier Communications Corp., 6.25%, 9/15/2021		315,000	293,738
Frontier Communications Corp., 7.125%, 1/15/2023		535,000	477,488
Frontier Communications Corp., 11%, 9/15/2025 (n)		1,130,000	1,149,775
Frontier Communications Corp., 9%, 8/15/2031		1,135,000	970,425
Telecom Italia Capital, 6%, 9/30/2034		305,000	288,988
Telecom Italia Finance S.A., 7.75%, 1/24/2033	EUR	85,000	127,081
Telecom Italia S.p.A., 5.375%, 1/29/2019	EUR	200,000	247,886
Telecom Italia S.p.A., 5.303%, 5/30/2024 (n)		$1,200,000	1,208,256
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/2022		517,000	515,708
Verizon Communications, Inc., 4.5%, 9/15/2020		503,000	551,965
Verizon Communications, Inc., 5.15%, 9/15/2023		250,000	286,742
Verizon Communications, Inc., 2.625%, 12/01/2031	EUR	225,000	268,565
Verizon Communications, Inc., 6.4%, 9/15/2033		$300,000	373,840

			$10,053,852
Oil Services - 0.4%
Bristow Group, Inc., 6.25%, 10/15/2022		$2,348,000	$1,753,674
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/2022 (n)		936,561	126,436
Unit Corp., 6.625%, 5/15/2021		195,000	140,888

			$2,020,998
Oils - 0.4%
CITGO Holding, Inc., 10.75%, 2/15/2020 (n)		$640,000	$640,000
CITGO Petroleum Corp., 6.25%, 8/15/2022 (n)		1,345,000	1,297,925
Valero Energy Corp., 4.9%, 3/15/2045		232,000	201,942

			$2,139,867
Other Banks & Diversified Financials - 1.4%
Banco Inbursa S.A. Institucion de Banca Multiple Grupo Financiero Inbursa, 4.125%, 6/06/2024 (n)		$310,000	$305,350
Banco Popolare Societa Cooperativa, 3.5%, 3/14/2019	EUR	320,000	370,329
Banque Federative du Credit Mutuel S.A., 3%, 5/21/2024	EUR	200,000	237,586
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)		$1,004,000	1,106,910
Capital One Bank (USA) N.A., 3.375%, 2/15/2023		384,000	385,112
Capital One Financial Corp., 2.35%, 8/17/2018		806,000	814,142
Citizens Bank N.A., 2.55%, 5/13/2021		250,000	249,452
Discover Bank, 7%, 4/15/2020		250,000	282,398
Discover Bank, 4.25%, 3/13/2026		148,000	153,704
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)		1,513,000	1,879,267
Intesa Sanpaolo S.p.A., 5.25%, 1/28/2022	GBP	100,000	159,638

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Other Banks & Diversified Financials - continued
UBS Group AG, 6.875%, 12/29/2049		$800,000	$772,512

			$6,716,400
Personal Computers & Peripherals - 0.0%
Equifax, Inc., 2.3%, 6/01/2021		$160,000	$159,547

Pharmaceuticals - 2.2%
Actavis Funding SCS, 3.8%, 3/15/2025		$256,000	$259,629
Actavis Funding SCS, 4.85%, 6/15/2044		40,000	40,073
Actavis, Inc., 1.875%, 10/01/2017		200,000	200,330
Bayer AG, 3.00% to 7/01/2020, FRN to 7/01/2075	EUR	165,000	181,292
Biogen, Inc., 5.2%, 9/15/2045		$279,000	306,974
Capsugel S.A., 7%, 5/15/2019 (n)(p)		182,000	182,683
Celgene Corp., 2.875%, 8/15/2020		524,000	536,821
Endo Finance LLC/Endo Finco, Inc., 6%, 7/15/2023 (n)		310,000	271,377
Endo Finance LLC/Endo Finco, Inc., 7.75%, 1/15/2022 (n)		1,690,000	1,567,475
Forest Laboratories, Inc., 4.375%, 2/01/2019 (n)		496,000	521,114
Gilead Sciences, Inc., 2.35%, 2/01/2020		52,000	53,031
Gilead Sciences, Inc., 3.7%, 4/01/2024		268,000	284,604
Gilead Sciences, Inc., 4.75%, 3/01/2046		203,000	217,236
Johnson & Johnson, 2.05%, 3/01/2023		245,000	244,834
Johnson & Johnson, 1.15%, 11/20/2028	EUR	100,000	111,911
Mallinckrodt International Finance S.A., 5.75%, 8/01/2022 (n)		$1,085,000	1,025,325
Mallinckrodt International Finance S.A., 5.5%, 4/15/2025 (n)		280,000	252,700
Mylan, Inc., 2.55%, 3/28/2019		265,000	264,173
Valeant Pharmaceuticals International, Inc., 7%, 10/01/2020 (n)		1,740,000	1,570,350
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/2022 (n)		1,555,000	1,361,403
Vantage Point Imaging, 7.5%, 7/15/2021 (n)		525,000	475,125
VRX Escrow Corp., 5.875%, 5/15/2023 (n)		825,000	695,063

			$10,623,523
Precious Metals & Minerals - 0.5%
Eldorado Gold Corp., 6.125%, 12/15/2020 (n)		$1,980,000	$1,861,200
Teck Resources Ltd., 8%, 6/01/2021 (n)		300,000	306,000

			$2,167,200
Printing & Publishing - 1.0%
Nielsen Finance LLC, 5%, 4/15/2022 (n)		$1,680,000	$1,717,800
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/2024		1,070,000	1,107,450
TEGNA, Inc., 5.125%, 7/15/2020		260,000	269,100
TEGNA, Inc., 4.875%, 9/15/2021 (n)		430,000	438,600
TEGNA, Inc., 6.375%, 10/15/2023		1,385,000	1,479,388

			$5,012,338

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Real Estate - Apartment - 0.1%
Grand City Properties S.A., 3.75% to 2/18/2022, FRN to 12/29/2049	EUR	100,000	$107,649
Vonovia Finance B.V., FRN, REIT, 4.625%, 4/08/2074	EUR	100,000	115,610
Vonovia SE, REIT, 2.125%, 7/09/2022	EUR	225,000	266,769

			$490,028
Real Estate - Healthcare - 0.4%
MPT Operating Partnership LP, REIT, 6.875%, 5/01/2021		$680,000	$706,024
MPT Operating Partnership LP, REIT, 6.375%, 2/15/2022		1,335,000	1,398,559

			$2,104,583
Real Estate - Office - 0.1%
Boston Properties, Inc., REIT, 3.125%, 9/01/2023		$250,000	$253,786

Real Estate - Other - 0.5%
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/2021		$1,210,000	$1,270,500
Felcor Lodging LP, REIT, 5.625%, 3/01/2023		1,240,000	1,264,800

			$2,535,300
Real Estate - Retail - 0.1%
Hammerson PLC, REIT, 2.75%, 9/26/2019	EUR	100,000	$118,843
Simon Property Group, Inc., REIT, 10.35%, 4/01/2019		$360,000	438,244

			$557,087
Restaurants - 0.1%
McDonald’s Corp., 4.875%, 12/09/2045		$311,000	$345,679
YUM! Brands, Inc., 5.35%, 11/01/2043		41,000	33,210

			$378,889
Retailers - 2.1%
Bed Bath & Beyond, Inc., 5.165%, 8/01/2044		$145,000	$126,032
Best Buy Co., Inc., 5.5%, 3/15/2021		1,785,000	1,874,250
Dollar General Corp., 4.125%, 7/15/2017		400,000	411,889
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/2021 (n)		806,000	741,520
Family Tree Escrow LLC, 5.75%, 3/01/2023 (n)		1,600,000	1,690,000
Gap, Inc., 5.95%, 4/12/2021		209,000	212,940
Hanesbrands, Inc., 6.375%, 12/15/2020		755,000	779,069
Hanesbrands, Inc., 4.875%, 5/15/2026 (z)		600,000	600,750
Home Depot, Inc., 3%, 4/01/2026		310,000	320,789
Home Depot, Inc., 4.875%, 2/15/2044		200,000	234,089
L Brands, Inc., 6.875%, 11/01/2035		75,000	79,125
Marks & Spencer Group PLC, 4.75%, 6/12/2025	GBP	100,000	157,606
Neiman Marcus Group Ltd., 8%, 10/15/2021 (n)		$1,070,000	807,850

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Retailers - continued
Rite Aid Corp., 9.25%, 3/15/2020		$515,000	$543,325
Rite Aid Corp., 6.75%, 6/15/2021		385,000	405,213
Rite Aid Corp., 6.125%, 4/01/2023 (n)		575,000	608,063
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025		340,000	355,725

			$9,948,235
Specialty Chemicals - 0.7%
Akzo Nobel N.V., 1.75%, 11/07/2024	EUR	200,000	$235,852
Chemtura Corp., 5.75%, 7/15/2021		$1,760,000	1,782,000
Ecolab, Inc., 2.625%, 7/08/2025	EUR	100,000	123,057
Univar USA, Inc., 6.75%, 7/15/2023 (n)		$1,195,000	1,204,441

			$3,345,350
Specialty Stores - 1.0%
Argos Merger Sub, Inc., 7.125%, 3/15/2023 (n)		$1,065,000	$1,078,313
Group 1 Automotive, Inc., 5%, 6/01/2022		1,600,000	1,592,000
Michaels Stores, Inc., 5.875%, 12/15/2020 (n)		1,020,000	1,060,800
Office Depot de Mexico S.A. de C.V., 6.875%, 9/20/2020 (n)		769,000	795,915
Rallye S.A., 4.25%, 3/11/2019	EUR	200,000	212,915

			$4,739,943
Supermarkets - 0.3%
Albertsons Cos. LLC/Safeway, Inc., 6.625%, 6/15/2024 (n)		$605,000	$619,369
Casino Guichard Perrachon S.A., 2.33%, 2/07/2025	EUR	200,000	216,038
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	262,000	228,894
METRO AG, 1.5%, 3/19/2025	EUR	200,000	220,348
William Morrison Supermarkets PLC, 3.5%, 7/27/2026	GBP	100,000	136,339

			$1,420,988
Supranational - 1.8%
European Investment Bank, 1.75%, 3/15/2017		$8,000,000	$8,055,656
International Bank for Reconstruction and Development, 2.8%, 1/13/2021	AUD	170,000	124,956
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	210,000	169,984
International Finance Corp., 3.25%, 7/22/2019	AUD	305,000	227,289
West African Development Bank, 5.5%, 5/06/2021 (n)		$210,000	215,030

			$8,792,915
Telecommunications - Wireless - 4.2%
Altice S.A., 7.75%, 5/15/2022 (n)		$615,000	$629,991
America Movil S.A.B. de C.V., 4.75%, 6/28/2022	EUR	200,000	270,894
America Movil S.A.B. de C.V., 1.5%, 3/10/2024	EUR	140,000	155,965
American Tower Corp., REIT, 3.5%, 1/31/2023		$465,000	474,008

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Telecommunications - Wireless - continued
Cellnex Telecom S.A.U., 3.125%, 7/27/2022	EUR	200,000	$229,091
Crown Castle International Corp., 3.7%, 6/15/2026		$157,000	158,167
Digicel Group Ltd., 8.25%, 9/30/2020 (n)		1,453,000	1,260,478
Digicel Group Ltd., 6%, 4/15/2021 (n)		680,000	602,398
Digicel Group Ltd., 7.125%, 4/01/2022 (n)		640,000	493,632
Digicel Group Ltd., 6.75%, 3/01/2023 (n)		1,350,000	1,188,000
Millicom International Cellular S.A., 4.75%, 5/22/2020 (n)		390,000	378,300
Millicom International Cellular S.A., 6.625%, 10/15/2021 (n)		410,000	406,264
MTS International Funding Ltd., 5%, 5/30/2023 (n)		488,000	486,780
SBA Tower Trust, 2.898%, 10/15/2044 (n)		220,000	220,114
Sprint Capital Corp., 6.875%, 11/15/2028		1,625,000	1,212,656
Sprint Corp., 7.875%, 9/15/2023		1,425,000	1,111,500
Sprint Corp., 7.125%, 6/15/2024		1,655,000	1,245,388
Sprint Corp., 7%, 8/15/2020		165,000	141,161
Sprint Nextel Corp., 9%, 11/15/2018 (n)		880,000	936,100
Sprint Nextel Corp., 6%, 11/15/2022		830,000	622,500
T-Mobile USA, Inc., 6.125%, 1/15/2022		135,000	142,425
T-Mobile USA, Inc., 6.5%, 1/15/2024		615,000	652,669
T-Mobile USA, Inc., 6.464%, 4/28/2019		235,000	238,966
T-Mobile USA, Inc., 6.25%, 4/01/2021		2,590,000	2,713,025
T-Mobile USA, Inc., 6.633%, 4/28/2021		515,000	541,394
T-Mobile USA, Inc., 6%, 4/15/2024		382,000	398,082
T-Mobile USA, Inc., 6.5%, 1/15/2026		775,000	819,563
Wind Acquisition Finance S.A., 4%, 7/15/2020 (n)	EUR	200,000	221,139
Wind Acquisition Finance S.A., 4.75%, 7/15/2020 (n)		$870,000	852,600
Wind Acquisition Finance S.A., 7.375%, 4/23/2021 (n)		1,550,000	1,466,688

			$20,269,938
Telephone Services - 0.9%
B Communications Ltd., 7.375%, 2/15/2021 (n)		$1,821,000	$1,948,470
Level 3 Financing, Inc., 5.375%, 1/15/2024		360,000	366,372
Level 3 Financing, Inc., 5.375%, 5/01/2025		1,270,000	1,292,479
TDC A.S., 3.5% to 2/26/2021, FRN to 2/26/3015	EUR	300,000	312,933
TELUS Corp., 5.05%, 7/23/2020	CAD	265,000	226,150

			$4,146,404
Tobacco - 0.2%
Imperial Tobacco Finance PLC, 4.25%, 7/21/2025 (n)		$455,000	$486,131
Philip Morris International, Inc., 4.875%, 11/15/2043		174,000	199,908
Reynolds American, Inc., 8.125%, 6/23/2019		92,000	108,674
Reynolds American, Inc., 3.25%, 6/12/2020		41,000	42,741
Reynolds American, Inc., 4.45%, 6/12/2025		98,000	107,596
Reynolds American, Inc., 5.7%, 8/15/2035		118,000	138,827

			$1,083,877

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Transportation - Services - 1.3%
ERAC USA Finance LLC, 6.375%, 10/15/2017 (n)		$400,000	$425,347
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		250,000	327,986
Heathrow Funding Ltd., 4.625%, 10/31/2046	GBP	100,000	172,688
Jack Cooper Holdings Corp., 10.25%, 6/01/2020 (n)		$1,140,000	752,400
Navios Maritime Acquisition Corp., 8.125%, 11/15/2021 (n)		1,349,000	1,103,752
Navios Maritime Holding, Inc., 7.375%, 1/15/2022 (n)		1,130,000	476,719
SPL Logistics Escrow LLC, 8.875%, 8/01/2020 (n)		590,000	461,675
Stagecoach Group PLC, 4%, 9/29/2025	GBP	300,000	450,935
Stena AB, 7%, 2/01/2024 (n)		$1,770,000	1,486,800
Syncreon Group BV/Syncre, 8.625%, 11/01/2021 (n)		670,000	515,900

			$6,174,202
U.S. Government Agencies and Equivalents - 2.7%
Fannie Mae, 1.125%, 4/27/2017		$8,000,000	$8,024,624
Freddie Mac, 0.875%, 2/22/2017		5,000,000	5,006,125

			$13,030,749
U.S. Treasury Obligations - 3.3%
U.S. Treasury Bonds, 5.375%, 2/15/2031		$286,200	$407,488
U.S. Treasury Bonds, 4.5%, 2/15/2036		95,000	129,976
U.S. Treasury Bonds, 4.75%, 2/15/2037 (f)		1,885,200	2,659,825
U.S. Treasury Bonds, 3.125%, 2/15/2043 (f)		2,920,000	3,232,531
U.S. Treasury Notes, 0.5%, 6/30/2016		9,262,000	9,264,065

			$15,693,885
Utilities - Electric Power - 3.0%
AES Gener S.A., 5%, 7/14/2025 (n)		$207,000	$212,318
American Electric Power Co., Inc., 1.65%, 12/15/2017		185,000	184,958
Calpine Corp., 5.375%, 1/15/2023		350,000	342,016
Calpine Corp., 5.5%, 2/01/2024		1,765,000	1,707,087
Covanta Holding Corp., 7.25%, 12/01/2020		1,830,000	1,898,625
Covanta Holding Corp., 6.375%, 10/01/2022		310,000	320,075
Covanta Holding Corp., 5.875%, 3/01/2024		340,000	338,300
Dominion Resources, Inc., 2.5%, 12/01/2019		250,000	253,423
Dynegy, Inc., 7.375%, 11/01/2022		785,000	757,525
E.CL S.A., 5.625%, 1/15/2021		757,000	832,354
E.CL S.A., 4.5%, 1/29/2025 (n)		512,000	526,554
E.ON International Finance B.V., 6.375%, 6/07/2032	GBP	50,000	89,947
EDP Finance B.V., 5.25%, 1/14/2021 (n)		$200,000	211,260
Empresa Electrica Angamos S.A., 4.875%, 5/25/2029 (n)		319,000	302,659
Enel Finance International N.V., 4.875%, 3/11/2020	EUR	200,000	260,813
Enel S.p.A., 6.625% to 9/15/2021, FRN to 9/15/2076	GBP	130,000	196,758
Greenko Dutch B.V., 8%, 8/01/2019 (n)		$378,000	407,295
NRG Energy, Inc., 8.25%, 9/01/2020		585,000	606,938

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Utilities - Electric Power - continued
NRG Energy, Inc., 6.625%, 3/15/2023		$1,885,000	$1,870,863
NRG Energy, Inc., 7.25%, 5/15/2026 (n)		595,000	593,513
PG&E Corp., 2.4%, 3/01/2019		166,000	168,477
PPL Capital Funding, Inc., 3.1%, 5/15/2026		379,000	375,374
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)		250,000	279,097
Southern Co., 2.95%, 7/01/2023		224,000	226,963
Southern Co., 4.4%, 7/01/2046		339,000	345,011
Southern Electric Power Co. Ltd., 4.625%, 2/20/2037	GBP	100,000	169,254
TerraForm Power Operating Co., 5.875%, 2/01/2023 (n)		$789,000	698,265

			$14,175,722
Total Bonds (Identified Cost, $582,608,157)			$561,825,790

Floating Rate Loans (g)(r) - 1.2%
Aerospace - 0.1%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/2020		$535,336	$535,169

Automotive - 0.1%
Allison Transmission Holdings, Inc. Term Loan B3, 3.5%, 8/23/2019		$344,985	$345,546

Conglomerates - 0.0%
Entegris, Inc., Term Loan B, 3.5%, 4/30/2021		$105,097	$105,097

Consumer Services - 0.1%
Realogy Corp., Term Loan B, 3.75%, 3/05/2020		$304,754	$305,211

Containers - 0.1%
Berry Plastics Holding Corp., Term Loan E, 3.75%, 1/06/2021 (o)		$670,277	$671,450

Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 3/06/2020		$327,318	$328,000

Gaming & Lodging - 0.1%
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/25/2020		$451,965	$453,157

Medical & Health Technology & Services - 0.3%
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/2021		$1,282,507	$1,288,118

Printing & Publishing - 0.0%
CBS Outdoor Americas Capital LLC, Term Loan B, 3%, 1/31/2021		$86,502	$86,250

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) - continued
Retailers - 0.0%
Rite Aid Corp., Second Lien Term Loan, 4.87%, 6/21/2021	$44,587	$44,643

Transportation - Services - 0.3%
Commercial Barge Line Co., First Lien Term Loan, 9.75%, 11/12/2020	$1,498,829	$1,325,215

Utilities - Electric Power - 0.0%
Calpine Construction Finance Co. LP, Term Loan B1, 3%, 5/03/2020	$121,268	$118,287
Total Floating Rate Loans (Identified Cost, $5,706,060)		$5,606,143

Common Stocks - 0.8%
Automotive - 0.0%
Accuride Corp. (a)	12,648	$19,984

Special Products & Services - 0.8%
iShares iBoxx $ High Yield Corporate Bond ETF	49,200	$4,113,612
Total Common Stocks (Identified Cost, $4,285,333)		$4,133,596

Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 0.36%, at Cost and Net Asset Value (v)	892,429	$892,429
Total Investments (Identified Cost, $593,491,979)		$572,457,958

Other Assets, Less Liabilities - (19.3)%		(92,635,880)
Net Assets - 100.0%		$479,822,078

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $164,529,191, representing 34.3% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown, if any, represents the weighted average coupon rate for settled amounts.

Portfolio of Investments (unaudited) – continued

(p)	Payment-in-kind security for which interest income may be received in additional securities and/or cash. During the period, the following amount of interest income was received in additional securities and/or cash:

Payment-in-kind Securities	Cash	Additional Securities
Capsugel S.A., 7.00%, 5/15/19	$5,119	$—
Schaeffler Holding Finance B.V., 6.25%, 11/15/19	14,688	—
Total	$19,807	$—

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Atrium CDO Corp., FRN, 1.42%, 11/16/2022	2/03/16-2/04/16	$1,887,768	$1,882,704
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.033%, 12/28/2040	3/01/06	577,098	419,552
Crown European Holdings S.A., 3.375%, 5/15/2025	4/28/15	384,073	393,205
Enterprise Fleet Financing LLC, 0.91%, 9/20/2018	2/04/16	1,332,852	1,333,477
Hanesbrands, Inc., 4.875%, 5/15/2026	5/04/16-5/13/16	606,775	600,750
Liberty Mutual Group, Inc., 2.75%, 5/04/2026	4/26/16	112,059	111,613
NXP B.V./NXP Funding LLC, 4.625%, 6/01/2023	5/18/16	222,000	223,112
Republic of Indonesia, 2.875%, 7/08/2021	7/02/14	237,768	201,938
Sirius XM Radio, Inc., 5.375%, 7/15/2026	5/18/16	235,000	233,825
Smurfit Kappa Acquisitions, 2.75%, 2/01/2025	2/11/15	310,613	308,197
Universal Health Services, Inc., 5%, 6/01/2026	5/19/16	239,000	240,195
Total Restricted Securities			$5,948,568
% of Net assets			1.2%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
ETF	Exchange-Traded Fund
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CNH	Chinese Offshore Yuan
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
ZAR	South African Rand

Derivative Contracts at 5/31/16

Forward Foreign Currency Exchange Contracts at 5/31/16

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Barclays Bank PLC	64,000	7/15/16	$48,393	$46,184	$2,209
SELL	AUD	Goldman Sachs International	298,928	7/15/16	227,039	215,712	11,327
SELL	AUD	Westpac Banking Corp.	6,453,178	7/15/16	4,890,477	4,656,738	233,739
SELL	CAD	Citibank N.A.	630,000	7/15/16	488,643	480,418	8,225
SELL	CAD	Goldman Sachs International	214,384	7/15/16	169,858	163,482	6,376
SELL	CAD	Merrill Lynch International	13,204,693	7/15/16	10,209,811	10,069,476	140,335
SELL	CNH	JPMorgan Chase Bank N.A.	15,698,000	4/26/17	2,356,880	2,335,734	21,146
SELL	EUR	BNP Paribas S.A.	181,810	7/15/16	207,226	202,592	4,634
SELL	EUR	Citibank N.A.	565,227	7/15/16	648,179	629,837	18,342
SELL	EUR	Deutsche Bank AG	26,406,934	7/15/16	30,130,444	29,425,456	704,988
SELL	EUR	Goldman Sachs International	3,588,356	7/15/16	4,043,302	3,998,533	44,769
SELL	EUR	Merrill Lynch International	57,000	7/15/16	65,260	63,516	1,744

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 5/31/16 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
SELL	JPY	Deutsche Bank AG	2,114,610,234	7/15/16	$19,526,208	$19,124,284	$401,924
SELL	JPY	Goldman Sachs International	11,112,079	7/15/16	102,453	100,496	1,957
SELL	MXN	Deutsche Bank AG	39,906,146	7/15/16	2,265,451	2,152,145	113,306
SELL	NOK	Barclays Bank PLC	19,000	7/15/16	2,291	2,271	20
SELL	NOK	Goldman Sachs International	39,629,594	7/15/16	4,812,638	4,736,651	75,987
SELL	NZD	Westpac Banking Corp.	2,866,827	7/15/16	1,970,064	1,935,519	34,545
SELL	SGD	Goldman Sachs International	66,859	7/15/16	49,723	48,516	1,207

							$1,826,780

Liability Derivatives
BUY	CAD	Brown Brothers Harriman	759,000	7/15/16	$600,810	$578,789	$(22,021)
BUY	CAD	Deutsche Bank AG	221,118	7/15/16	170,445	168,618	(1,827)
BUY	CHF	UBS AG	15,082	7/15/16	15,839	15,203	(636)
BUY	DKK	Goldman Sachs International	31,438	7/15/16	4,829	4,710	(119)
BUY	EUR	BNP Paribas S.A.	170,580	7/15/16	190,208	190,079	(129)
BUY	EUR	Brown Brothers Harriman	20,127	7/15/16	22,642	22,427	(215)
BUY	EUR	Citibank N.A.	48,442	7/15/16	54,843	53,979	(864)
BUY	EUR	Deutsche Bank AG	61,536	7/15/16	70,779	68,570	(2,209)
BUY	EUR	Goldman Sachs International	2,606,946	7/15/16	2,966,060	2,904,941	(61,119)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 5/31/16 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
SELL	GBP	Barclays Bank PLC	188,000	7/15/16	$265,641	$272,370	$(6,729)
SELL	GBP	BNP Paribas S.A.	6,389,928	7/15/16	9,089,258	9,257,589	(168,331)
SELL	GBP	Citibank N.A.	70,000	7/15/16	99,515	101,414	(1,899)
SELL	GBP	Goldman Sachs International	11,000	7/15/16	15,582	15,937	(355)
BUY	HKD	Citibank N.A.	18,712,000	7/15/16	2,410,292	2,409,415	(877)
SELL	JPY	Deutsche Bank AG	8,536,000	7/15/16	76,747	77,199	(452)
BUY	KRW	Deutsche Bank AG	44,218,500	6/28/16	37,320	37,084	(236)
BUY	MYR	JPMorgan Chase Bank N.A.	444,000	7/12/16	109,325	107,248	(2,077)
BUY	NZD	Merrill Lynch International	49,000	7/15/16	33,316	33,082	(234)
BUY	SEK	Barclays Bank PLC	24,491,000	7/15/16	3,037,926	2,941,202	(96,724)
BUY	SEK	Goldman Sachs International	20,164,119	7/15/16	2,502,630	2,421,573	(81,057)
BUY	THB	JPMorgan Chase Bank N.A.	29,000	7/25/16	811	810	(1)
BUY	ZAR	Deutsche Bank AG	569,852	7/15/16	37,941	35,947	(1,994)

							$(450,105)

Futures Contracts at 5/31/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Euro-Bobl 5 yr (Long)	EUR	115	$16,810,699	June - 2016	$11,260
Euro-Bund 10 yr (Long)	EUR	72	13,135,771	June - 2016	123,210
Euro-Buxl 30 yr (Long)	EUR	17	3,183,782	June - 2016	85,837
U.K. Gilt 10 yr (Long)	GBP	35	6,222,472	September - 2016	5,449

					$225,756

Portfolio of Investments (unaudited) – continued

Futures Contracts at 5/31/16 - continued

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	4	$653,250	September - 2016	$(4,421)
U.S. Treasury Note 10 yr (Short)	USD	635	82,351,563	September - 2016	(200,742)

					$(205,163)

At May 31, 2016, the fund had liquid securities with an aggregate value of $1,526,780 to cover any commitments for certain derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/16 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $592,599,550)	$571,565,529
Underlying affiliated funds, at cost and value	892,429
Total investments, at value (identified cost, $593,491,979)	$572,457,958
Cash	968,144
Foreign currency, at value (identified cost, $37)	37
Receivables for
Forward foreign currency exchange contracts	1,826,780
Daily variation margin on open futures contracts	55,434
Investments sold	2,712,422
Interest	7,391,209
Other assets	31,147
Total assets	$585,443,131
Liabilities
Notes payable	$100,000,000
Payables for
Distributions	187,799
Forward foreign currency exchange contracts	450,105
Investments purchased	4,555,273
Payable to affiliates
Investment adviser	40,505
Transfer agent and dividend disbursing costs	2,232
Payable for independent Trustees’ compensation	18,200
Accrued interest expense	103,079
Deferred country tax expense payable	130,534
Accrued expenses and other liabilities	133,326
Total liabilities	$105,621,053
Net assets	$479,822,078
Net assets consist of
Paid-in capital	$529,222,788
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $15,317 deferred country tax)	(19,655,113)
Accumulated net realized gain (loss) on investments and foreign currency	(20,516,146)
Accumulated distributions in excess of net investment income	(9,229,451)
Net assets	$479,822,078
Shares of beneficial interest outstanding	52,010,531
Net asset value per share (net assets of $479,822,078 / 52,010,531 shares of beneficial interest outstanding)	$9.23

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/16 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$14,544,975
Dividends	160,145
Dividends from underlying affiliated funds	22,261
Total investment income	$14,727,381
Expenses
Management fee	$1,451,213
Transfer agent and dividend disbursing costs	32,046
Administrative services fee	41,790
Independent Trustees’ compensation	32,551
Stock exchange fee	26,149
Custodian fee	40,462
Interest expense	602,544
Shareholder communications	79,446
Audit and tax fees	38,785
Legal fees	9,031
Miscellaneous	27,471
Total expenses	$2,381,488
Fees paid indirectly	(6)
Net expenses	$2,381,482
Net investment income	$12,345,899
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments (net of $2,258 country tax)	$(11,612,104)
Futures contracts	111,500
Foreign currency	(1,013,722)
Net realized gain (loss) on investments and foreign currency	$(12,514,326)
Change in unrealized appreciation (depreciation)
Investments (net of $4,594 decrease in deferred country tax)	$21,559,306
Futures contracts	(689,878)
Translation of assets and liabilities in foreign currencies	(1,617,264)
Net unrealized gain (loss) on investments and foreign currency translation	$19,252,164
Net realized and unrealized gain (loss) on investments and foreign currency	$6,737,838
Change in net assets from operations	$19,083,737

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended	Year ended
	5/31/16	11/30/15
Change in net assets	(unaudited)
From operations
Net investment income	$12,345,899	$26,043,728
Net realized gain (loss) on investments and foreign currency	(12,514,326)	7,736,737
Net unrealized gain (loss) on investments and foreign currency translation	19,252,164	(43,891,358)
Change in net assets from operations	$19,083,737	$(10,110,893)
Distributions declared to shareholders
From net investment income	$(9,083,473)	$(42,997,287)
From other sources	(9,733,968)	—
Total distributions declared to shareholders	(18,817,441)	(42,997,287)
Change in net assets from fund share transactions	$(4,480,981)	$(11,385,348)
Total change in net assets	$(4,214,685)	$(64,493,528)
Net assets
At beginning of period	484,036,763	548,530,291
At end of period (including accumulated distributions in excess of net investment income of $9,229,451 and $2,757,909, respectively)	$479,822,078	$484,036,763

See Notes to Financial Statements

Financial Statements

STATEMENT OF CASH FLOWS

Six months ended 5/31/16 (unaudited)

This statement provides a summary of cash flows from investment activity for the fund.

Cash flows from operating activities:
Change in net assets from operations	$19,083,737
Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(130,049,445)
Proceeds from disposition of investment securities	110,148,339
Proceeds from disposition of short-term investments, net	32,167,064
Realized gain/loss on investments	11,609,846
Unrealized appreciation/depreciation on investments	(21,554,712)
Unrealized appreciation/depreciation on foreign currency contracts	1,647,272
Net amortization/accretion of income	918,444
Decrease in interest receivable	364,278
Decrease in accrued expenses and other liabilities	(3,544)
Increase in receivable for daily variation margin on open futures contracts	(55,434)
Decrease in payable for daily variation margin on open futures contracts	(28,449)
Increase in other assets	(26,663)
Increase in interest payable	22,733
Net cash provided by operating activities	$24,243,466
Cash flows from financing activities:
Distributions paid in cash	(18,816,624)
Repurchase of shares of beneficial interest	(4,480,981)
Net cash used by financing activities	$(23,297,605)
Net increase in cash	$945,861
Cash:
Beginning of period	$22,320
End of period (including foreign currency of $37)	$968,181

Supplemental disclosure of cash flow information:

Cash paid during the six months ended May 31, 2016 for interest was $579,811.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/16		Years ended 11/30
			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$9.20		$10.17	$10.17	$10.40	$9.59	$9.99
Income (loss) from investment operations
Net investment income (d)	$0.24		$0.49	$0.52	$0.57	$0.62	$0.66
Net realized and unrealized gain (loss) on investments and foreign currency	0.14		(0.68)	0.04	(0.18)	0.84	(0.31)
Total from investment operations	$0.38		$(0.19)	$0.56	$0.39	$1.46	$0.35
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.81)	$(0.58)	$(0.62)	$(0.65)	$(0.75)
From other sources	(0.19)		—	—	—	—	—
Total distributions declared to shareholders	$(0.36)		$(0.81)	$(0.58)	$(0.62)	$(0.65)	$(0.75)
Net increase from repurchase of capital shares	$0.01		$0.03	$0.02	$0.00 (w)	$—	$—
Net asset value, end of period (x)	$9.23		$9.20	$10.17	$10.17	$10.40	$9.59
Market value, end of period	$8.35		$7.92	$8.81	$8.97	$10.19	$8.93
Total return at market value (%)	10.26	(n)	(1.28)	4.68	(6.13)	21.92	1.79
Total return at net asset value (%) (j)(r)(s)(x)	4.92	(n)	(0.66)	6.58	4.28	15.87	4.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01	(a)	0.90	0.87	0.92	0.98	1.00
Expenses after expense reductions (f)	N/A		N/A	0.87	0.92	0.98	1.00
Net investment income	5.25	(a)	5.01	5.09	5.53	6.12	6.60
Portfolio turnover	16	(n)	37	44	52	45	47
Net assets at end of period (000 omitted)	$479,822		$484,037	$548,530	$557,238	$570,716	$526,317
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense (f)	0.76	(a)	0.73	0.72	0.75	0.79	0.79

Financial Highlights – continued

	Six months ended 5/31/16	Years ended 11/30
		2015	2014	2013	2012	2011
	(unaudited)
Senior Securities:
Total notes payable outstanding (000 omitted)	$100,000	$100,000	$100,000	$100,000	$100,000	$100,000
Asset coverage per $1,000 of indebtedness (k)	$5,798	$5,840	$6,485	$6,572	$6,707	$6,263

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)	Calculated by subtracting the fund’s total liabilities (not including notes payable) from the fund’s total assets and dividing this number by the notes payable outstanding and then multiplying by 1,000.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns at net asset value have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Charter Income Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In January 2016, FASB issued Accounting Standards Update 2016-01, Financial Instruments – Overall (Subtopic 825-10) – Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”) which would first be effective for annual reporting periods beginning after December 15, 2017, and interim periods therein. ASU 2016-01, which changes the accounting for equity investments and for certain financial liabilities, also modifies the presentation and disclosure requirements for financial instruments. Investment companies are specifically exempted from ASU 2016-01’s equity investment accounting provisions and will continue to follow the industry specific guidance for investment accounting under ASC 946. Although still evaluating the potential impacts of ASU 2016-01 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to

Notes to Financial Statements (unaudited) – continued

which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the

Notes to Financial Statements (unaudited) – continued

security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of May 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$4,133,596	$—	$—	$4,133,596
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	28,724,634	—	28,724,634
Non-U.S. Sovereign Debt	—	81,495,775	—	81,495,775
U.S. Corporate Bonds	—	329,381,028	—	329,381,028
Residential Mortgage-Backed Securities	—	6,409,592	—	6,409,592
Commercial Mortgage-Backed Securities	—	16,805,713	—	16,805,713
Asset-Backed Securities (including CDOs)	—	9,145,722	—	9,145,722
Foreign Bonds	—	89,754,515	108,811	89,863,326
Floating Rate Loans	—	5,606,143	—	5,606,143
Mutual Funds	892,429	—	—	892,429
Total Investments	$5,026,025	$567,323,122	$108,811	$572,457,958

Other Financial Instruments
Futures Contracts	$20,593	$—	$—	$20,593
Forward Foreign Currency Exchange Contracts	—	1,376,675	—	1,376,675

Notes to Financial Statements (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Foreign Bonds
Balance as of 11/30/15	$270,914
Change in unrealized appreciation (depreciation)	(162,103)
Balance as of 5/31/16	$108,811

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at May 31, 2016 is $(162,103). At May 31, 2016, the fund held one level 3 security.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2016 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$225,756	$(205,163)
Foreign Exchange	Forward Foreign Currency Exchange	1,826,780	(450,105)
Total		$2,052,536	$(655,268)

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2016 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency
Interest Rate	$111,500	$—
Foreign Exchange	—	(1,023,139)
Total	$111,500	$(1,023,139)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended May 31, 2016 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$(689,878)	$—
Foreign Exchange	—	(1,647,272)
Total	$(689,878)	$(1,647,272)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Notes to Financial Statements (unaudited) – continued

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable

Notes to Financial Statements (unaudited) – continued

or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an international payment system for the centralized settlement of foreign exchange transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Statement of Cash Flows – Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within the fund’s Statement of Assets and Liabilities and includes cash on hand at its custodian bank and does not include any short-term investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on

Notes to Financial Statements (unaudited) – continued

non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and that value may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Notes to Financial Statements (unaudited) – continued

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – Prior to October 1, 2015, the fund’s custody fee could be reduced by a credit earned under an arrangement that measured the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended May 31, 2016, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. The fund seeks to pay monthly distributions based on an annual rate of 8.00% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital or, to the extent the fund has long-term gains, distributions of current year long-term gains may be recharacterized as ordinary income. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions from other sources, in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, straddle loss deferrals, and derivative transactions.

Notes to Financial Statements (unaudited) – continued

For the six months ended May 31, 2016, the amount of distribution estimated to be a tax return of capital was approximately $9,733,968. The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

11/30/15
Ordinary income (including any short-term capital gains)	$42,997,287

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/16
Cost of investments	$597,944,919
Gross appreciation	9,680,598
Gross depreciation	(35,167,559)
Net unrealized appreciation (depreciation)	$(25,486,961)

As of 11/30/15
Undistributed ordinary income	1,931,499
Capital loss carryforwards	(2,351,795)
Other temporary differences	(2,070,043)
Net unrealized appreciation (depreciation)	(47,176,667)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after November 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of November 30, 2015, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

11/30/17	$(2,351,795)

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.32% of the fund’s average daily net assets and 4.57% of gross income less interest expense from leveraging. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. The management fee, from net assets and gross income, incurred for the six months ended May 31, 2016 was equivalent to an annual effective rate of 0.62% of the fund’s average daily net assets.

Notes to Financial Statements (unaudited) – continued

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2016, these fees paid to MFSC amounted to $9,539.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended May 31, 2016 was equivalent to an annual effective rate of 0.0178% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $997 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended May 31, 2016. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $18,186 at May 31, 2016, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended May 31, 2016, the fee paid by the fund under this agreement was $540 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

Notes to Financial Statements (unaudited) – continued

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended May 31, 2016, the fund engaged in purchase transactions pursuant to this policy, which amounted to $110,505.

(4) Portfolio Securities

For the six months ended May 31, 2016, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$—	$2,095,144
Investments (non-U.S. Government securities)	$101,494,593	$87,233,983

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. The fund repurchased and retired 575,444 shares of beneficial interest during the six months ended May 31, 2016 at an average price per share of $7.79 and a weighted average discount of 11.93% per share. The fund repurchased and retired 1,328,634 shares of beneficial interest during the year ended November 30, 2015 at an average price per share of $8.57 and a weighted average discount of 11.80% per share. Transactions in fund shares were as follows:

	Six months ended May 31, 2016		Year ended November 30, 2015
	Shares	Amount	Shares	Amount
Treasury shares reacquired	(575,444)	$(4,480,981)	(1,328,634)	$(11,385,348)

(6) Loan Agreement

The fund has a credit agreement with a bank for a revolving secured line of credit that can be drawn upon up to $100,000,000. This credit agreement matures on August 19, 2016. The trustees approved the renewal of the revolving secured line of credit up to the amount of $100,000,000 on substantially similar terms for an additional 364 day period which matures on August 18, 2017. At May 31, 2016, the fund had outstanding borrowings under this agreement in the amount of $100,000,000, which are secured by a lien on the fund’s assets. The loan’s carrying value in the fund’s Statement of Assets and Liabilities approximates its fair value. The loan value as of the reporting date is considered level 2 under the fair value hierarchy. Borrowing under the agreement can be made for liquidity or leverage purposes. Interest is charged at a rate per annum equal to LIBOR plus an agreed upon spread or an alternate rate, at the option of the borrower, stated as the greater of the daily one month LIBOR or the Overnight Federal Funds Rate each plus an agreed upon spread. The fund incurred interest expense of $595,577 during the period in connection with this loan agreement. The fund may also be charged a commitment fee based on the average daily unused portion of the revolving secured line of credit. The fund did not incur a

Notes to Financial Statements (unaudited) – continued

commitment fee during the period. For the six months ended May 31, 2016, the average loan balance was $100,000,000 at a weighted average annual interest rate of 1.19%. The fund is subject to certain covenants including, but not limited to, requirements with respect to asset coverage, portfolio diversification and liquidity.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	33,059,493	67,683,633	(99,850,697)	892,429

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$22,261	$892,429

(8) Legal Proceedings

In May 2015, the Motors Liquidation Company Avoidance Action Trust (hereafter, “AAT”) served upon the fund a complaint in an adversary proceeding in the U.S. Bankruptcy Court for the Southern District of New York, captioned Motors Liquidation Company Avoidance Action Trust v. JPMorgan Chase Bank, N.A., et al. (No. 09-00504 (REG)). The complaint, which was originally filed in 2009 but not served on the fund until 2015, names as defendants over 500 entities (including the fund) that held an interest in a $1.5 billion General Motors (GM) term loan in 2009, when GM filed for bankruptcy. The AAT alleges that the fund and the other term loan lenders were improperly treated as secured lenders with respect to the term loan shortly before and immediately after GM’s bankruptcy, receiving full principal and interest payments under the loan. The AAT alleges that the fund and other term loan lenders should have been treated as unsecured (or partially unsecured) creditors because the main lien securing the collateral was allegedly not perfected at the time of GM’s bankruptcy due to an erroneous filing in October 2008 that terminated the financing statement perfecting the lien. The AAT seeks to claw back payments made to the fund and the other term loan lenders after, and during the 90 days before, GM’s June 2009 bankruptcy petition. During that time period, the fund received term loan payments of approximately $1,280,000. The fund cannot predict the outcome of this proceeding. Among other things, it is unclear whether the AAT’s claims will succeed; what the fund would be entitled to as an unsecured (or partially unsecured) creditor, given the existence of other collateral not impacted by the erroneous October 2008 filing; whether third parties responsible for the erroneous October 2008 filing would bear some or all of any liability; and the degree to which the fund may be entitled to indemnification from a third party for any amount required to be disgorged. The fund has and will continue to incur legal expenses associated with the defense of this action and in related claims against third parties.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of MFS Charter Income Trust:

We have reviewed the accompanying statement of assets and liabilities of MFS Charter Income Trust (the Fund), including the portfolio of investments, as of May 31, 2016, and the related statements of operations, changes in net assets, cash flows and financial highlights for the six-month period ended May 31, 2016. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended November 30, 2015 and the financial highlights for each of the five years in the period ended November 30, 2015, and in our report dated January 15, 2016, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Boston, Massachusetts

July 18, 2016

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the funds pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the Fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Closed-End Funds” and then select the fund’s name.

Additional information about the fund (e.g. performance, dividends and the fund’s price history) is also available by clicking on the fund’s name under the “Closed-End Funds” sub section in the “Products & Services” menu.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

CONTACT US

TRANSFER AGENT, REGISTRAR, AND

DIVIDEND DISBURSING AGENT

CALL

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

WRITE

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

New York Stock Exchange Symbol: MCR

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for MFS Charter Income Trust is included as part of the report to shareholders under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during the period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Charter Income Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
12/01/15-12/31/15	0	N/A	0	4,508,198
1/01/16-1/31/16	443,003	7.64	443,003	4,065,195
2/01/16-2/28/16	0	N/A	0	4,065,195
3/01/16-3/31/16	0	N/A	0	5,214,297
4/01/16-4/30/16	132,441	8.26	132,441	5,081,856
5/01/16-5/31/16	0	N/A	0	5,081,856

Total	575,444	7.79	575,444

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2016 plan year is 5,214,297.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(3)	Notices to Trust’s common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1.

(c)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS CHARTER INCOME TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: July 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: July 18, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 18, 2016

*	Print name and title of each signing officer under his or her signature.